Schedule of Notes Included in Exchange Offer (Detail) $ in Millions	Mar. 31, 2015 USD ($)
Old Notes in Exchange for 2036 New Notes | Verizon Communications | 5.15% Notes Due 2023
Debt Instrument [Line Items]
Interest Rate	5.15%
Debt instrument maturity date	2023
Principal Amount Outstanding	$ 11,000
Principal Amount Accepted for Exchange	2,483
Old Notes in Exchange for 2048 New Notes
Debt Instrument [Line Items]
Principal Amount Accepted for Exchange	$ 3,816
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.90% Notes due 2038
Debt Instrument [Line Items]
Interest Rate	6.90%
Debt instrument maturity date	2038
Principal Amount Outstanding	$ 1,250
Principal Amount Accepted for Exchange	$ 773
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.40% Notes due 2038
Debt Instrument [Line Items]
Interest Rate	6.40%
Debt instrument maturity date	2038
Principal Amount Outstanding	$ 1,750
Principal Amount Accepted for Exchange	$ 884
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.40% Notes due 2033
Debt Instrument [Line Items]
Interest Rate	6.40%
Debt instrument maturity date	2033
Principal Amount Outstanding	$ 4,355
Principal Amount Accepted for Exchange	$ 2,159
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.25% Notes due 2037
Debt Instrument [Line Items]
Interest Rate	6.25%
Debt instrument maturity date	2037
Principal Amount Outstanding	$ 750
Old Notes in Exchange for 2048 New Notes | GTE Corporation | 6.94% Notes due 2028
Debt Instrument [Line Items]
Interest Rate	6.94%
Debt instrument maturity date	2028
Principal Amount Outstanding	$ 800
Old Notes in Exchange for 2055 New Notes | Verizon Communications | 6.55% Notes due 2043
Debt Instrument [Line Items]
Interest Rate	6.55%
Debt instrument maturity date	2043
Principal Amount Outstanding	$ 10,670
Principal Amount Accepted for Exchange	$ 4,084